Offsets	Sep. 23, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Global Ship Lease, Inc.
Form or Filing Type	F-3
File Number	333-267468
Initial Filing Date	Sep. 16, 2022
Fee Offset Claimed	$ 14,651	[1]
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Shares, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 99,267,596
Termination / Withdrawal Statement
(1)
Pursuant to Rule 457(p) under the Securities Act, Global Ship Lease, Inc.is offsetting the registration fee due in connection with this filing with $14,651 of the $14,760 Initial Fee previously paid with respect to unsold securities under the Prospectus Supplement and related Prior Registration Statement (the “Unsold Offset Securities”). The offering of the Unsold Offset Securities pursuant to the Prospectus Supplement and related Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Global Ship Lease, Inc.
Form or Filing Type	F-3
File Number	333-267468
Filing Date	Sep. 16, 2022
Fee Paid with Fee Offset Source	$ 14,760	[1]
Termination / Withdrawal Statement
(1)
Pursuant to Rule 457(p) under the Securities Act, Global Ship Lease, Inc.is offsetting the registration fee due in connection with this filing with $14,651 of the $14,760 Initial Fee previously paid with respect to unsold securities under the Prospectus Supplement and related Prior Registration Statement (the “Unsold Offset Securities”). The offering of the Unsold Offset Securities pursuant to the Prospectus Supplement and related Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated.

[1]	Pursuant to Rule 457(p) under the Securities Act, Global Ship Lease, Inc.is offsetting the registration fee due in connection with this filing with $14,651 of the $14,760 Initial Fee previously paid with respect to unsold securities under the Prospectus Supplement and related Prior Registration Statement (the “Unsold Offset Securities”). The offering of the Unsold Offset Securities pursuant to the Prospectus Supplement and related Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated.